Basis of Presentation and General Information (Table) (Details)	9 Months Ended
Sep. 30, 2012
Deep Seas [Member]
Property Plant And Equipment [Line Items]
DWT	72,891
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov. 15, 2006
Calm Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,047
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov. 15, 2006
Kind Seas [Member]
Property Plant And Equipment [Line Items]
DWT	72,493
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov. 15, 2006
Pearl Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,483
Vessel Year Built	2006
Delivery Date	August 2007
Date of Incorporation	Jul. 04, 2007
Sapphire Seas [Member]
Property Plant And Equipment [Line Items]
DWT	53,702
Vessel Year Built	2005
Delivery Date	August 2007
Date of Incorporation	Jul. 17, 2007
Diamond Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,274
Vessel Year Built	2001
Delivery Date	September 2007
Date of Incorporation	Jul. 17, 2007
Coral Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,477
Vessel Year Built	2006
Delivery Date	November 2007
Date of Incorporation	Sep. 27, 2007
Golden Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,475
Vessel Year Built	2006
Delivery Date	December 2007
Date of Incorporation	Sep. 27, 2007
Friendly Seas [Member]
Property Plant And Equipment [Line Items]
DWT	58,779
Vessel Year Built	2008
Delivery Date	August 2008
Date of Incorporation	Jun. 19, 2008
Dream Seas [Member]
Property Plant And Equipment [Line Items]
DWT	75,151
Vessel Year Built	2009
Delivery Date	July 2010
Date of Incorporation	Apr. 08, 2010
Prosperous Seas [Member]
Property Plant And Equipment [Line Items]
DWT	37,293
Vessel Year Built	2012
Delivery Date	May 2012
Date of Incorporation	Aug. 05, 2009
Precious Seas [Member]
Property Plant And Equipment [Line Items]
DWT	37,205
Vessel Year Built	2012
Delivery Date	June 2012
Date of Incorporation	Apr. 06, 2010
Hull 656 [Member]
Property Plant And Equipment [Line Items]
TEU	4,800
Expected Delivery	2014
Date of Incorporation	Oct. 06, 2009
Hull 657 [Member]
Property Plant And Equipment [Line Items]
TEU	4,800
Expected Delivery	2014
Date of Incorporation	May 04, 2010
Hull 612 [Member]
Property Plant And Equipment [Line Items]
DWT	37,200
Expected Delivery	2013
Date of Incorporation	May 05, 2010
Hull 625 [Member]
Property Plant And Equipment [Line Items]
DWT	37,200
Expected Delivery	2013
Date of Incorporation	May 05, 2010